Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Entity Registrant Name	NORDIC AMERICAN TANKERS Ltd
Entity Central Index Key	0001000177
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 1,048,907,650
Entity Common Stock, Shares Outstanding	47,224,782
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011

Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements of Operations [Abstract]
Voyage Revenues	$ 94,787	$ 126,416	$ 124,370
Voyage Expenses	(14,921)	0	(8,959)
Vessel Operating Expense - excluding depreciation expense presented below	(54,859)	(47,113)	(43,139)
General and Administrative Expense	(15,394)	(15,980)	(14,819)
Depreciation Expense	(64,626)	(62,545)	(55,035)
Loss on Contract	(16,200)	0	0
Net Operating (Loss) Income	(71,213)	778	2,418
Interest Income	1,187	632	614
Interest Expense	(2,130)	(1,971)	(1,794)
Other Financial Expense	(142)	(248)	(226)
Total Other Expenses	(1,085)	(1,587)	(1,406)
Net (Loss) Income	$ (72,298)	$ (809)	$ 1,012
Basic (Loss) Earnings per Share (in dollars per share)	$ (1.53)	$ (0.02)	$ 0.03
Diluted (Loss) Earnings per Share (in dollars per share)	$ (1.53)	$ (0.02)	$ 0.03
Basic Weighted Average Number of Common Shares Outstanding (in shares)	47,159,402	46,551,564	40,449,522
Diluted Weighted Average Number of Common Shares Outstanding (in shares)	47,159,402	46,551,564	40,449,522

Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and Cash Equivalents	$ 24,006	$ 17,221
Marketable securities	583	0
Accounts receivable, net	17,586	11,046
Accounts receivable, net related party	1,571	0
Inventory	7,586	3,604
Prepaid Expenses and Other Current Assets	31,768	39,772
Total Current Assets	83,100	71,643
Non-Current Assets
Vessels, Net	1,022,793	988,263
Investment in joint venture	61	0
Related party receivables	18,941	0
Other Non-current Assets	490	23,177
Total Non-current Assets	1,042,285	1,011,440
Total Assets	1,125,385	1,083,083
Current Liabilities
Accounts Payable	4,378	2,035
Accounts Payable, related party	926	899
Accrued Liabilities	12,642	4,060
Total Current Liabilities	17,946	6,994
Long-term Debt	230,000	75,000
Deferred Compensation Liability	9,876	8,134
Total Liabilities	257,822	90,128
Commitments and Contingencies	0	0
Shareholders' Equity
Common Stock, par value $0.01 per Share; 90,000,000 and 51,200,000 shares authorized, 47,303,394 and 46,898,782 shares issued and outstanding at December 31, 2011 and December 31, 2010, respectively	473	469
Additional Paid-in Capital	12,867	11,480
Contributed Surplus	926,733	981,815
Accumulated other Comprehensive Loss	(212)	0
Retained Earnings	(72,298)	(809)
Total Shareholders' Equity	867,563	992,955
Total Liabilities and Shareholders' Equity	$ 1,125,385	$ 1,083,083

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Shareholders' Equity
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized (in shares)	90,000,000	51,200,000
Common Stock, shares issued (in shares)	47,303,394	46,898,782
Common Stock, shares outstanding (in shares)	47,303,394	46,898,782

Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2008	$ 344	$ 5,300	$ 899,963	$ 0	$ (117,021)	$ 788,586
Balance (in shares) at Dec. 31, 2008	34,373,271
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated dividend distributions defined as return of capital	0	0	(117,021)	0	117,021	0
Accumulated coverage of loss	0	0	0	0	0	0
Net (Loss) Income	0	0	0	0	1,012	1,012
Common Shares Issued (in shares)	7,675,000
Common Shares Issued, net of issuance costs	77	236,607	0	0	0	236,684
Reduction of share premium	0	(236,607)	236,607	0	0	0
Other Comprehensive (Loss) Income	0	0	0	0	0	0
Compensation - Restricted Shares (in shares)	156,633
Compensation - Restricted Shares	1	5,365	0	0	0	5,366
Share-based Compensation	0	(2,133)	0	0	0	(2,133)
Dividend Paid	0	0	(94,419)	0	(1,012)	(95,431)
Balance at Dec. 31, 2009	422	8,533	925,129	0	0	934,084
Balance (in shares) at Dec. 31, 2009	42,204,904	0
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated coverage of loss	0	0	0	0	0	0
Net (Loss) Income	0	0	0	0	(809)	(809)
Common Shares Issued (in shares)	4,600,000
Common Shares Issued, net of issuance costs	46	136,464	0	0	0	136,510
Reduction of share premium	0	(136,414)	136,414	0	0	0
Other Comprehensive (Loss) Income	0	0	0	0	0	0
Compensation - Restricted Shares (in shares)	93,878
Compensation - Restricted Shares	1	2,837	0	0	0	2,838
Share-based Compensation	0	60	0	0	0	60
Dividend Paid	0	0	0	0	0	0
Return of Capital	0	0	(79,728)	0	0	(79,728)
Balance at Dec. 31, 2010	469	11,480	981,815	0	(809)	992,955
Balance (in shares) at Dec. 31, 2010	46,898,782
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated coverage of loss	0	0	(809)	0	809	0
Net (Loss) Income	0	0	0	0	(72,298)	(72,298)
Common Shares Issued (in shares)	400,000
Common Shares Issued, net of issuance costs	4	0	0	0	0	4
Reduction of share premium	0	0	0	0	0	0
Other Comprehensive (Loss) Income	0	0	0	(212)	0	(212)
Compensation - Restricted Shares (in shares)	4,612
Compensation - Restricted Shares	0	67	0	0	0	67
Share-based Compensation	0	1,320	0	0	0	1,320
Dividend Paid	0	0	0	0	0	0
Return of Capital	0	0	(54,273)	0	0	(54,273)
Balance at Dec. 31, 2011	$ 473	$ 12,867	$ 926,733	$ (212)	$ (72,298)	$ 867,563
Balance (in shares) at Dec. 31, 2011	47,303,394

Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements of Shareholders' Equity [Abstract]
Common Shares Issued, issuance costs	$ 0	$ 3.5	$ 10.6
Dividend Paid (in dollars per share)	$ 0	$ 0	$ 2.35

Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net (Loss) Income	$ (72,298)	$ (809)	$ 1,012
Reconciliation of Net (Loss) Income to Net Cash Provided by Operating Activities
Depreciation Expense	64,626	62,545	55,035
Loss on Contract	16,200	0	0
Dry-dock Expenditures	(11,577)	(5,205)	(5,330)
Amortization of Deferred Finance Costs	653	653	653
Deferred Compensation Liability	1,741	2,450	1,606
Compensation- Restricted Shares	67	2,838	5,366
Share-based Compensation	1,320	60	(2,133)
Other, net	0	0	124
Changes in Operating Assets and Liabilities:
Accounts Receivables	(8,111)	7,326	17,650
Accounts Payable and Accrued Liabilities	14,909	(3,151)	(38)
Prepaid and Other Current Assets	(8,149)	172	(1,706)
Deferred Revenue	0	(537)	88
Voyages in Progress	(5,233)	0	0
Other Non-current Assets	(6,311)	(8,590)	(9,132)
Net Cash (Used in) Provided by Operating Activities	(12,163)	57,752	63,195
Cash Flows from Investing Activities
Investment in Marketable Securities	(795)	0	0
Investment in Joint Venture	(61)	0	0
Investment in Vessels	(91,536)	(194,426)	(179,275)
Loan repayment from (paid to) seller, Nordic Galaxy	10,609	(8,384)	(11,055)
Net Cash Used in Investing Activities	(81,783)	(202,810)	(190,330)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	4	136,510	236,684
Proceeds from Use of Credit Facility	155,000	225,000	66,000
Repayments on Credit Facility	0	(150,000)	(81,000)
Dividends Paid	(54,273)	(79,728)	(95,431)
Net Cash Provided by Financing Activities	100,731	131,783	126,253
Net Increase (Decrease) in Cash and Cash Equivalents	6,785	(13,275)	(882)
Cash and Cash Equivalents at the Beginning of Year	17,221	30,496	31,378
Cash and Cash Equivalents at the End of Year	24,006	17,221	30,496
Cash Paid for Interest	1,902	1,551	1,249
Cash Paid for Taxes	$ 0	$ 0	$ 0

NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2011
Nature of business [Abstract]
NATURE OF BUSINESS
1.	NATURE OF BUSINESS

Nordic American Tankers Limited (the "Company") was formed on June 12, 1995 under the laws of the Islands of Bermuda. The Company's shares trade under the symbol "NAT" on the New York Stock Exchange.

We are an international tanker company that owns 20 double-hull Suezmax  tankers, which average approximately 156,000 dwt each. We chartered all of our vessels in the spot market pursuant to a cooperative arrangement with Gemini Tankers LLC in 2011, until November 24, 2011, when we entered into a spot market arrangement with Orion Tankers Ltd. ("Orion Tankers"). In 2010, we had chartered two of our 17 operating vessels on bareboat charters that expired in June 2010, and October 2010, respectively. The Nordic Harrier (former Gulf Scandic) was redelivered to the Company in October 2010 and went directly into drydock.  The drydock period was completed in late April 2011, and the vessel was employed in the spot market pursuant to cooperative arrangements on May 1, 2011.

Tanker markets are typically stronger in the fall and winter months (the fourth and first quarters of the calendar year) in anticipation of increased oil consumption in the northern hemisphere during the winter months.  Seasonal variations in tanker demand normally result in seasonal fluctuations in spot market charter rates.

Our Fleet

Our current fleet consists of 20 double-hull Suezmax tankers and all of our vessels are employed in the spot market pursuant to our cooperative arrangement with Orion Tankers Ltd.

Vessel	Yard	Built	Deadweight Tons	Delivered to NAT
Nordic Harrier	Samsung	1997	151,475	August 1997
Nordic Hawk	Samsung	1997	151,475	October 1997
Nordic Hunter	Samsung	1997	151,400	December 1997
Nordic Voyager	Dalian New	1997	149,591	November 2004
Nordic Freedom	Daewoo	2005	163,455	March 2005
Nordic Fighter	Hyundai	1998	153,328	March 2005
Nordic Discovery	Hyundai	1998	153,328	August 2005
Nordic Saturn	Daewoo	1998	157,332	November 2005
Nordic Jupiter	Daewoo	1998	157,411	April 2006
Nordic Apollo	Samsung	2003	159,999	November 2006
Nordic Moon	Samsung	2002	159,999	November 2006
Nordic Cosmos	Samsung	2003	159,998	December 2006
Nordic Sprite	Samsung	1999	147,188	February 2009
Nordic Grace	Hyundai	2002	149,921	July 2009
Nordic Mistral	Hyundai	2002	164,236	November 2009
Nordic Passat	Hyundai	2002	164,274	March 2010
Nordic Vega	Bohai	2010	163,000	December 2010
Nordic Breeze	Samsung	2011	158,597	August 2011
Nordic Aurora	Samsung	1999	147,262	September 2011
Nordic Zenith	Samsung	2011	158,645	November 2011

During 2011, our fleet has increased by three vessels, including two newbuilding vessels that we entered into agreements with Samsung Heavy Industries Co., Ltd. in April 2010.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

Use of Estimates: Preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The effects of changes in accounting estimates are accounted for in the same period in which the estimates are changed.

Foreign Currency Translation: The functional currency of the Company is the United States ("U.S.") dollar as all revenues are received in U.S. dollars and the majority of the Company's expenditures are incurred and paid in U.S. dollars. The Company's reporting currency is also the U.S. dollar. Transactions in foreign currencies during the year are translated into U.S dollars at the rates of exchange in effect at the date of the transaction.

Revenue and Expense Recognition: Revenues and expenses are recognized on the accruals basis. Revenues are generated from spot charters, cooperative arrangements and bareboat charter hires.

Voyage revenues and expenses are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Based on the terms of the customer agreement, a voyage is deemed to commence upon the completion of discharge of the vessel's previous cargo and is deemed to end upon the completion of discharge of the current cargo. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Spot Charters: Revenues and voyage expenses of the vessels operating on spot charters are tankers typically chartered for a single voyage which may last up to several weeks. Revenue is generated from freight billing, as we are responsible for paying voyage expenses and the charterer is responsible for any delay at the loading or discharging ports. When our tankers are operating on spot charters the vessels are traded fully at the risk and reward of the Company. For vessels operating in the spot market other than through the pool (described below under "Cooperative arrangement"), the vessels will be operated by the pool manager. Under this type of employment, the vessel's revenues are not included in the profit sharing of the participating vessels in the pool. The Company considers it appropriate to present the gross amount earned revenue from the spot charter, showing voyage expenses related to the voyage separately in the statements of operations..

Cooperative Arrangement: Revenues and voyage expenses of the vessels operating in pool arrangements, through cooperative arrangements, are combined and the resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to pool participants according to an agreed formula. Formulas used to allocate net revenues vary among different cooperative arrangements, but generally, revenues are allocated to participants on the basis of the number of days a vessel operates with weighting adjustments made to reflect each vessels' differing capacities and performance capabilities. The same revenue and expense principles stated above are applied in determining the pool's net pool revenues.  The Manager of the cooperative agreements is responsible for collecting voyage revenue, paying voyage expenses and distributing net pool revenues to the owners of the participating vessels. Net revenues generated from cooperative agreements in which the Company is not regarded as the principal of its vessels' activities are recorded based on the net method. The Company accounts for the net revenues allocated by these cooperative agreements as "Voyage Revenue" in its statements of operations.

If a vessel does not temporarily comply with the pool requirements, the vessel will continue to be operated in the spot market by the pool manager, as described above under "Spot Charters."

Bareboat Charters: Revenues from bareboat charters are recorded at a fixed charterhire rate per day over the term of the charter. The charterhire is payable monthly in advance. During the charter period, the charterer is responsible for operating and maintaining the vessel and bears all costs and expenses with respect to the vessel.

Vessel Operating Expenses: Vessel operating expenses include crewing, repair and maintenance, insurance, stores, lubricants, management fee, communication expenses and tonnage tax. These expenses are recognized when incurred.

Cash and Cash Equivalents: Cash and cash equivalents consist of deposits with original maturities of three months or less.

Marketable Securities:  Marketable equity securities held by the Company are considered to be available-for-sale securities and as such are carried at fair value. Any resulting unrealized gains and losses, net of deferred taxes if any, are recorded as a separate component of other comprehensive income in equity unless the securities are considered to be other than temporarily impaired, in which case unrealized losses are recorded in the income statement.

Accounts Receivable: Accounts and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectable, they are charged against income when that determination is made.

Inventories: Inventories, which are comprised of bunker fuel and lubrication oil, are stated at cost, which is determined on a first-in, first-out ("FIFO") basis. Inventory is reported within "Prepaid Expenses and Other Current Assets" within the Balance Sheet.

Vessels, Net: Vessels are stated at their historical cost, which consists of the contracted purchase price and any direct expenses incurred upon acquisition (including improvements, on site supervision expenses incurred during the construction period, commissions paid, delivery expenses and other expenditures to prepare the vessel for its initial voyage) less accumulated depreciation. Financing costs incurred during the construction period of the vessels are also capitalized and included in vessels' cost based on the weighted-average method. Certain subsequent expenditures for conversions and major improvements are also capitalized if it is determined that they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessel. Depreciation is calculated based on cost less estimated residual value, and is provided over the estimated useful life of the related assets using the straight-line method. The estimated useful life of a vessel is 25 years from the date the vessel is delivered from the shipyard. Repairs and maintenance are expensed as incurred.

Impairment of Long-Lived Assets: Long-lived assets are required to be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the carrying amount of the asset is less than its estimated fair market value an asset is considered to be impaired. If the estimated undiscounted future cash flows expected to result from the use of the impaired asset and its eventual disposition is less than the carrying amount of the asset, an impairment charge is recorded; if greater than the carrying amount, no impairment is recorded. The amount of impairment is determined as the difference between the carrying value and the fair value of the asset. There was no impairment charges recorded for the years ended December 31, 2011, 2010 or 2009.

Drydocking: The Company's vessels are required to be drydocked approximately every 30 to 60 months. The Company capitalizes a substantial portion of the costs incurred during drydocking and amortizes those costs on a straight-line basis from the completion of a drydocking or intermediate survey to the estimated completion of the next drydocking. Consistent with prior periods, drydocking costs include a variety of costs incurred while vessels are placed within drydock, including expenses related to the dock preparation and port expenses at the drydock shipyard, general shipyard expenses, expenses related to hull, external surfaces and decks, expenses related to machinery and engines of the vessel, as well as expenses related to the testing and correction of findings related to safety equipment on board.   Company includes in capitalized drydocking those costs incurred as part of the drydock to meet classification and regulatory requirements. The Company expenses costs related to routine repairs and maintenance performed during drydocking, and for annual class survey costs. Ballast tank improvements are capitalized and amortized on a straight-line basis over a period of eight years. The capitalized and unamortized drydocking costs are included in the book value of the vessels. Amortization expense of the drydocking costs is included in depreciation expense.

Investment in Joint Venture: The Company's investment in joint venture is accounted for using the equity method of accounting. Under the equity method of accounting, the investment is stated at initial cost and is adjusted for subsequent additional investments and the Company's proportionate share of earnings or losses and distributions. The Company evaluates its investment in joint venture for impairment when events or circumstances indicate that the carrying value of the investment may have experienced an other than temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value and is considered an other than temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in net income (loss).

Deferred Compensation Liability: The Company has two individual deferred compensation agreements with the Company's CEO and CFO. The deferred compensation liabilities are denominated in Norwegian currency. The agreements are accounted for on an accrual basis using actuarial calculations. Any currency translation adjustments as well as actuarial gains and losses are recognized in general and administration expenses as incurred.

Other Comprehensive Income (Loss): The Company follows the guidance in Accounting Standard Codification (ASC) Topic 220, "Comprehensive Income" which requires separate presentation of certain transactions that are recorded directly as components of shareholders' equity.

Segment Information: The Company has identified only one operating segment under ASC Topic 280, "Segment Reporting." The Company has only one type of vessel – Suezmax crude oil tankers.

Geographical Segment: The Company currently operates all of its 20 vessels in the spot market through cooperative arrangements with other vessels that are not owned by us. The earnings of all of the vessels are aggregated and divided by the actual earning days each vessel was available during the period. The Company does not provide a geographical analysis because the Company's business is global in nature and the location of our vessels continually changes.

Fair Value of Financial Instruments: The fair values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate carrying value because of the short-term nature of these instruments.

Deferred Financing Costs: Finance costs, including fees, commissions and legal expenses, which are recorded as "Other Assets" on the Balance Sheet are deferred and amortized on a straight-line basis over the term of the relevant debt borrowings. Amortization of finance costs is included in "Interest Expense" in the Statement of Operations.

Derivative Instruments: The Company did not hold any derivative instruments during 2011, 2010 and 2009, or at December 31, 2011 or 2010, respectively.

Share-Based Payments:

Share-Based Compensation: The compensation costs for all of the Company's stock-based compensation awards are based on the fair value method as defined in ASC Topic 718, "Compensation – Stock Compensation."

Restricted Shares to Employees and Non-Employees: The fair value of restricted shares is estimated based on the market price of the Company's shares. The fair value of unvested restricted shares granted to employees is measured at grant date and the Company records the compensation expense for such awards over the vesting period. The fair value of unvested restricted shares granted to non-employees is measured at fair value at each reporting date and the Company records the compensation expense for such awards over the vesting period.

Restricted Shares to Manager: Restricted shares issued to the Manager are non-forfeitable and vest immediately. Accordingly, the compensation expense for each of the respective issuances was measured at fair value on the date the award was issued, or the grant date, and expensed immediately as performance was deemed to be complete. The fair value was determined using the Company's stock price on the date of grant.

Income Taxes:  The Company is incorporated in Bermuda. Under current Bermuda law, the Company is not subject to corporate income taxes.
Concentrations:

Fair value: The Company operates in the shipping industry which historically has been cyclical with corresponding volatility in profitability and vessel values. Vessel values are strongly influenced by charter rates which in turn are influenced by the level and pattern of global economic growth and the world-wide supply and demand for vessels. The spot market for tankers is highly competitive and charter rates are subject to significant fluctuations. Dependence on the spot market may result in lower utilization. Each of the aforementioned factors are important considerations associated with the Company's assessment of whether the carrying amounts of its own vessels are recoverable.

Credit risk: Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The fair value of the financial instrument approximates the net book value. The Company maintains its cash with financial institutions it believes are reputable. The terms of these deposits are on demand to minimize risk. The Company has not experienced any losses related to these cash deposits and believes it is not exposed to any significant credit risk. However, due to the current financial crisis the maximum credit risk the Company would be exposed to is a total loss of outstanding cash and cash equivalents and accounts receivable. See Note 4 for further information.

Accounts receivable, net, consists of uncollateralized receivables from international customers engaged in the international shipping industry. The Company routinely assesses the financial strength of its customers. Accounts receivable are presented net of allowances for doubtful accounts. If amounts become uncollectible, they will be charged to operations when that determination is made. For the years ended December 31, 2011 and 2010, the Company did not record an allowance for doubtful accounts.

Interest risk: The Company is exposed to interest rate risk for its debt borrowed under the Credit Facility. In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates. The Company has no outstanding derivatives at December 31, 2011 and 2010, and has not entered into any such arrangements during 2011 or 2010.

Recent Accounting Pronouncements: In April 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04 to amend, Fair Value Measurements and Disclosures (Topic 820). This ASU requires new disclosures and clarifies certain existing disclosures requirements about fair value measurements. ASU 2011-04 is effective for interim and annual reporting periods beginning after December 15, 2011, early adoption is not permitted. The Company does not expect the adoption of ASU 2011-04 to have a material impact on our financial position, results of operations, or cash flows.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income. This ASU requires the Company to report all components of comprehensive income in the financial statement in the period in which they are recognized. The guidance ASU 2011-05 is effective for public companies for fiscal years, and interim periods within those years beginning after December 15, 2011. Early adoption is permitted. The Company does not expect the adoption of ASU 2011-05 to have a material impact on our financial position, results of operations, or cash flows.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
3.	RELATED PARTY TRANSACTIONS

Scandic American Shipping Ltd.:
In June 2004, the Company entered into a Management Agreement with Scandic American Shipping Ltd. ("Scandic" or the "Manager"). The Manager is owned by a company controlled by the Chairman and Chief Executive Officer of the Company, Mr. Herbjørn Hansson and his family. The Manager has administrative, commercial and operational responsibility for the Company's vessels and is required to manage the Company's day-to-day business subject to the Company's objectives and policies as established by the Board of Directors. For its services under the Management Agreement, the Manager is entitled to reimbursement of costs directly related to the Company plus a management fee equal to $500,000 per annum for the total fleet, increased from $350,000 to $500,000, effective December 1, 2011.

In order to align the Manager's interests with those of the Company, the Company has issued to the Manager restricted common shares equal to 2% of our outstanding common shares at par value of $0.01 per share. Any time additional common shares are issued, the Manager will receive restricted common shares to maintain the number of common shares issued to the Manager at 2% of our total outstanding common shares. During 2011, the Company issued to the Manager 4,612 shares at an average fair value of $14.45, in connection with the adoption of the 2011 Equity Incentive Plan. During 2010, the Company issued to the Manager 93,878 shares at a fair value of $30.24. The Company recognized $0.1 million, $2.8 million and $5.4 million in noncash share-based compensation expense for the years ended December 31, 2011, 2010 and 2009, respectively, related to the issuance of shares to the Manager. All of these costs are included in "General and Administrative Expenses" within the statements of operations. In connection with nine follow-on offerings, we have issued a total of 937,976 restricted shares to our Manager pursuant to the Management Agreement. These restricted shares are primarily non-transferable for three years from the date of issuance, except for a total of 149,183 restricted shares that are non-transferable for six years from the date of issuance.

The Company recognized $3.8 million, $3.7 million, and $2.5 million of total costs for services provided under the Management Agreement for the years ended December 31, 2011, 2010 and 2009, respectively. These costs are included in "General and Administrative Expenses" in the statements of operations. The related party balances included within accounts payable were $0.9 million and $0.9 million at December 31, 2011 and 2010, respectively.

In February 2011, the Company adopted a new equity incentive plan which we refer to as the 2011 Equity Incentive Plan, pursuant to which a total of 400,000 restricted shares were reserved for issuance. A total of 174,000 restricted shares were allocated to the Manager. The vesting period is four-year cliff vesting period for 100,000 shares and five-year cliff vesting period for 74,000 shares, that is, none of these shares may be sold during the first four or five years after grant, as applicable, and the shares are forfeited if the grantee discontinues working for the Company before that time. The holders of the restricted shares are entitled to voting rights as well as receive dividends paid in the period. Under the terms of the Plan, the directors, officers and certain key employees of the Company and the Manager are eligible to receive awards which include incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, restricted stock units and other equity-based awards.

As of December 31, 2011, the Manager owned, together with its owners, 2.20% of the Company's shares. The Management Agreement terminates on the date which is ten years from the calendar date, so that the remaining term of the Management Agreement is always ten years unless terminated earlier in accordance with its terms, essentially related to non-performance or negligence by the Manager.

Board Member and Employees:
Mr. Jan Erik Langangen, Board Member and an employee of the Company, is a partner of Langangen & Helset Advokatfirma AS, a firm which provides legal services to the Company. The Company recognized $0.1 million in costs in each of the years ended December 31, 2011, 2010 and 2009, respectively, for the services provided by Langangen & Helset Advokatfirma AS. These costs are included in "General and Administrative Expenses" within the statements of operations. There were no related amounts included within "Accounts Payable" at December 31, 2011 and December 31, 2010.

Mr. Rolf Amundsen, the Company's Investor Relations Manager, is a partner of Amundsen & Partners AS, a firm which provides consultancy services to the Company. The Company recognized $0.1 million in costs in each of the years ended December 31, 2011 and 2010 and 2009, respectively, for the services provided by Amundsen & Partners AS. These costs are included in "General and Administrative Expenses" within the statements of operations. There were no related amounts included within "Accounts Payable" at December 31, 2011 and December 31, 2010.

Orion Tankers Ltd:
In November 2011, the Orion Tankers pool was established, with Orion Tankers Ltd. as pool manager. Orion Tankers Ltd. is owned equally by us and Frontline Ltd. In mid-November 2011, our vessels were transferred from the Gemini Tankers LLC arrangement to the Orion Tankers pool upon completion of previously fixed charters within Gemini Tankers LLC. The Company has recognized $0.1 million in costs for the year ended December 31, 2011. These costs are included in "Voyage Expenses" within the statements of operations. As of December 31, 2011, the "Accounts receivable, net related party" amount was $1.6 million and the amount represents the outstanding net earnings from Orion pool.

As of December 31, 2011, the "Related party receivable" amount to $18.9 million and the amount represents the outstanding working capital from the Orion pool. The working capital represents the value of bunkers on board our vessels at the time of vessel delivery to the cooperative arrangements, including payment of initial funding of $0.2 million per vessel. The working capital is to be repaid to the Company within six months after the date of the withdrawal from the agreements.

REVENUE	12 Months Ended
Dec. 31, 2011
REVENUE [Abstract]
REVENUE
4.	REVENUE

During, 2011, we operated all of our 20 vessels in the spot market through cooperative arrangements with Gemini Tankers LLC and Orion Tankers pool. During 2011, we temporarily operated six vessels in the spot market, through cooperative arrangements as spot charters, compared to none during 2010. During 2009, we temporarily operated four vessels in the spot market, through cooperative arrangements. During the year ended December 31, 2010, and 2009, two of our vessels were employed on bareboat charters that expired in June 2010 and October 2010, respectively.

The table below provides the breakdown of revenues recorded as per the net method and the gross method.

All figures in USD ‘000	2011	2010	2009
Voyage revenues, net pool earnings	76,618	119,598	102,229
Voyage revenues, gross freight through spot charters	18,169	–	15,817
Bareboat revenues	–	6,818	6,324
Total Voyage Revenues	94,787	126,416	124,370

Since July 1, 2010 and until mid-November 2011, our vessels were employed in a spot market arrangement with Gemini Tankers LLC, of which Frontline Ltd., Teekay Corporation, and we were the main owners of the participating vessels. The cooperative arrangement was managed and operated by Gemini Tankers LLC. In November 2011, the Orion Tankers pool was established, with Orion Tankers Ltd. as pool manager. Orion Tankers Ltd. is owned equally by us and Frontline Ltd., and therefore a related party of the Company. In mid-November 2011, our vessels were transferred from the Gemini Tankers LLC arrangement to the Orion Tankers pool upon completion of previously fixed charters within Gemini Tankers LLC.

Gemini Tankers LLC accounted for 97% and Orion Pool accounted for 3% of the Company's revenues for the year ended December 31, 2011. Gemini Tankers LLC accounted for 78% and Stena pool accounted for 17% of the Company's revenues for the year ended December 31, 2010. Stena pool accounted for 41% and Gemini pool accounted for 40% of the Company's revenues for the year ended December 31, 2009.

Accounts receivable, net, as of December 31, 2011 and 2010, were $17.6 million and $11.0 million, respectively. Gemini Tankers LLC accounted for 99% of the Company's accounts receivable, net for the year ended December 31, 2011 and accounted for 100% of the Company's accounts receivable, net for the year ended December 31, 2010. Stena pool accounted for 61% and Gemini Tankers LLC accounted for 33% of the Company's accounts receivables for the year ended December 31, 2009.

Accounts receivable, net related party, as of December 31, 2011 was $1.6 million. Orion pool accounted for 100% of the Company's accounts receivable, net related party for the year ended December 31, 2011.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

All figures in USD ‘000	2011	2010
Prepaid expenses	2,714	1,894
Deposit on Contracts, Nordic Galaxy	9,000	9,000
Loans to seller, Nordic Galaxy	–	26,809
Deferred Financing Costs	653	653
Voyage in Progress – temporarily spot charters	5,233	–
Working Capital, cooperative arrangements	12,779	-
Other	1,389	1,416
Total as of December 31,	31,768	39,772

As of December 31, 2011, the prepaid expenses and other current assets were $31.8 million compared to $39.8 million as of December 31, 2010, a decrease of $8 million. The decrease is primarily due to a settlement of the loan from the seller related to Nordic Galaxy of $26.8 million (see Note 9), offset by an increase related to gross presentation of accrued income of $5.2 million for vessels temporarily operated as spot charters (see Note 4) and an increase of $12.8 million in working capital balance against Gemini Tankers LLC which were presented as part of other non-current assets as per December 31, 2010.

GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2011
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

6.	GENERAL AND ADMINISTRATIVE EXPENSES

All figures in USD ‘000	2011	2010	2009
Management fee to related party	363	307	245
Directors and officers insurance	86	80	82
Salary and wages	2,904	2,859	2,202
Audit, legal and consultants	1,099	624	954
Legal fees – Nordic Galaxy	2,362	1,500	–
Administrative services provided by related party	3,821	3,686	2,514
Other fees and expenses	1,631	1,576	1,670
Total General and Administration expense with cash effect	12,266	10,632	7,667
Compensation – Restricted shares to Manager	67	2,838	5,366
Share-based compensation	1,320	60	180
Deferred compensation plan	1,741	2,450	1,606
Total General and Administrative expense without cash effect	3,128	5,348	7,152
Total for year ended December 31,	15,394	15,980	14,819

At the end of 2009 the Company owned 15 vessels; at the end of 2010 the Company owned 17 vessels; and at the end of 2011 the Company owned 20 vessels.

DEFERRED COMPENSATION LIABILITY	12 Months Ended
Dec. 31, 2011
DEFERRED COMPENSATION LIABILITY [Abstract]
DEFERRED COMPENSATION LIABILITY
7.	DEFERRED COMPENSATION LIABILITY

In August 2010, the Board of Directors approved a new unfunded deferred compensation agreement for Turid M. Sørensen, the Chief Financial Officer. The agreement provides for unfunded deferred compensation computed as a percentage of salary, and certain benefits for dependents. The deferred compensation liabilities are denominated in Norwegian currency. Benefits vest over a period of employment of 20.5 years up to a maximum of 66% of the salary level at the time of retirement, age of 67. Interest is imputed at 3.90% and 4.60% as of December 31, 2011 and 2010, respectively. The rights under the agreement commenced in May 2008. As the agreement was effective in 2010, vested rights under the agreement were recognized in 2010.
In May 2007, the Board of Directors approved an unfunded deferred compensation agreement for Herbjørn Hansson, the Chairman, President and CEO. The agreement provides for unfunded deferred compensation computed as a percentage of salary, and certain benefits for dependents. The deferred compensation liabilities are denominated in Norwegian currency. Benefits vest over a period of employment of 14 years up to a maximum of 66% of the salary level at the time of retirement, age of 70. Interest is imputed at 3.90% and 4.60% as of December 31, 2011 and 2010, respectively. The rights under the agreement commenced in October 2004. The CEO has the right to require a bank guarantee for the deferred compensation liability and the CEO has served in his position since the inception of the Company in 1995. The total expense recognized in 2011, 2010 and 2009 was $1.7 million, $2.5 million and $1.6 million, respectively.

VESSELS, NET	12 Months Ended
Dec. 31, 2011
VESSELS, NET [Abstract]
VESSELS, NET
8.	VESSELS, NET

Vessels, net, consist of the carrying value of 20 vessels including drydocking costs. During 2011 and 2010, we did not impair any of our vessels' carrying value, as we believe the future undiscounted cash flows expected to be earned by such vessels over their operating lives would exceed the vessels' carrying amounts.

All figures in USD ‘000	Vessels	Drydocking	Total
Carrying Value December 31, 2010	971,018	17,245	988,263
Accumulated depreciation December 31, 2010	275,744	19,782	295,526
Depreciation expense 2010	53,181	9,364	62,545
Carrying Value December 31, 2011	1,005,147	17,646	1,022,793
Accumulated depreciation December 31, 2011	334,846	9,398	344,244
Depreciation expense 2011	59,102	5,524	64,626

During 2011, our fleet has increased by three vessels, including two newbuilding vessels that we entered into agreements with Samsung Heavy Industries Co., Ltd. in April 2010.

Newbuilding Deliveries.
In April 2010, the Company entered into agreements with Samsung Heavy Industries Co. Ltd. to acquire two Suezmax newbuildings and the first vessel, the Nordic Breeze was delivered to the Company in August 2011 and the NordicZenith was delivered to the Company in November 2011. The Company took ownership of the vessels upon delivery from the shipyard at which time the title was transferred from the seller. The agreed total prices at delivery were $64.7 million and $64.7 million, respectively with 55% of the purchase prices paid when we signed the contracts and the balance paid on delivery. The table below shows total capitalized costs related to the two newbuildings delivered in 2011:

All figures in USD ‘000	2011	2010
Newbuilding – Nordic Breeze
Instalment	64,750	35,700
Capitalized interest	417	191
Capitalized cost *)	2,091	183
Total Newbuilding – Nordic Breeze as of December 31,	67,258	36,074

All figures in USD ‘000	2011	2010
Newbuilding – Nordic Zenith
Instalment	64,750	35,700
Capitalized interest	501	191
Capitalized cost *)	2,035	160
Total Newbuilding – Nordic Breeze as of December 31,	67,286	36,051
Total as of December 31,	134,544	72,125

*)	Capitalized cost consists of direct expenses incurred upon acquisition, such as supervision expenses incurred during the construction period, commission paid and legal fees.

NORDIC GALAXY	12 Months Ended
Dec. 31, 2011
NORDIC GALAXY [Abstract]
NORDIC GALAXY
9.	NORDIC GALAXY

In August 2010, we did not take delivery of the first of the two newbuilding vessels we agreed to acquire on November 5, 2007, because the vessel in our judgment was not in a deliverable condition as under the Memorandum of Agreement between the Company and the seller. The seller, a subsidiary of First Olsen Ltd, did not agree with the Company and the parties commenced arbitration procedures which took place in London, in October and November 2011. The agreed total price at scheduled delivery was $90.0 million per vessel, including supervision expenses. The Company paid $9.0 million as deposit on contract in 2010. The Company furnished to the seller a loan equivalent to the payment instalments under the shipbuilding contract. The loan from the Company to the seller accrued interest at a rate equal to the Company's cost of funds, and the loan was to be repaid on delivery of the vessel.

According to the first partial award received on November 18, 2011, the vessel was found to be in a deliverable condition in August 2010.  The seller originally claimed $26.8 million in compensation, which was the same amount as the outstanding loan balance between the Company and the seller as per December 31, 2010. However, the first partial award was limited to $16.2 million. The Loss on Contract of $16.2 million was recognized as a subsequent event in our interim Statement of Operations for the nine months ended September 30, 2011, on Form 6-K filed on January 18, 2011 in connection with the follow-on offering. The recorded Loss on Contract did not have an impact on the Company's net cash flow.

As a consequence of the first partial award, the seller repaid to us the net outstanding loan balance of $10.6 million. In November 2011, the seller paid $1.2 million in interest income to us in connection with the outstanding balance of the loan, which is presented as interest income in the Statement of Operations.

On January 17, 2012, we received the final award from the tribunal and as a consequence we shall be responsible for some of the legal costs of the seller. We expect that the amount of legal fees of the seller will be approximately $1.2 million. The Company recognized $2.4 million, including the legal fees of the seller and $1.5 million of legal expenses related to the Nordic Galaxy for the years ended December 31, 2011 and 2010, respectively. These costs are included in "General and Administrative Expenses" in the Statement of Operations.

In February 2012, we received the deposit on contract of $9.0 million and interest income of $0.2 million.

OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
10.	OTHER NON-CURRENT ASSETS

All figures in USD ‘000	2011	2010
Working Capital, cooperative arrangements	-	22,034
Financial Charges	490	1,143
Total as of December 31,	490	23,177

As of December 31, 2010, the working capital of $22.0 million represents the value of bunkers on board our vessels at the time of vessel delivery to the cooperative arrangement Gemini Tankers LLC, including payment of initial funding of $0.2 million per vessel. The working capital is according to the Gemini Tankers agreement to be repaid to the Company within six months after the date of the withdrawal from the agreement. In November, 2011, the Company exited the cooperative arrangement with Gemini Tankers LLC and entered into cooperative arrangement with Orion Tankers Pool. As a result of the withdrawal from the Gemini Tankers LLC agreement, the outstanding working capital as of December 31, 2011 is transferred from other non-current assets, to prepaid expenses and other current assets, see Note 5 of our audited financial statements.

SHARE-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION PLAN [Abstract]
SHARE-BASED COMPENSATION PLAN
11.	SHARE-BASED COMPENSATION PLAN

Management Agreement
In order to align the Manager's interests with those of the Company, the Company has issued to the Manager restricted common shares equal to 2% of our outstanding common shares at par value of $0.01 per share. Any time additional common shares are issued, the Manager will receive restricted common shares to maintain the number of common shares issued to the Manager at 2% of our total outstanding common shares. During 2011, the Company issued to the Manager 4,612 shares at an average fair value of $14.45, in connection with the adoption of the 2011 Equity Incentive Plan. During 2010, the Company issued to the Manager 93,878 shares at a fair value of $30.24. These restricted shares are primarily non-transferable for three years from the date of issuance, except for a total of 149,183 restricted shares that are non-transferable for six years from the date of issuance.

2004 Stock Incentive Plan

As of December 31, 2010, the Company had a share-based compensation plan that had been active since 2004. The plan was cancelled in 2011. Total compensation cost related to the 2004 Stock Incentive Plan was $0.06 million for the year ended December 31, 2010, and was recorded within "General and Administrative expense" in the Statement of Operations. All the restricted shares to employees and non-employees had vested by the end of 2010.

2011 Equity Incentive Plan

In 2011, the Board of Directors decided to establish a new incentive plan involving a maximum of 400,000 restricted shares of which all 400,000 shares have been allocated among 23 persons employed in the management of the Company, the Manager and the members of the Board. The shares are considered restricted as the shares vest after a fixed day determined in the plan. The vesting period is four-year cliff vesting for 326,000 shares and five-year cliff vesting for 74,000 shares, that is, none of these shares may be sold during the first four or five years after grant, as applicable, and the shares are forfeited if the grantee discontinues working for the Company before that time. The holders of the restricted shares are entitled to voting rights as well as receive dividends paid in the period. Under the terms of the Plan, the directors, officers and certain key employees of the Company and the Manager are eligible to receive awards which include incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, restricted stock units and other equity-based awards.

The compensation cost is recognized on a straight-line basis over the vesting period and is presented as part of the general and administrative expenses. The total compensation cost related to restricted shares under the plan for the year ended December 31, 2011 was $1.3 million. The intrinsic value of restricted shares outstanding at December 31, 2011 was $4.7 million.

As of December 31, 2011, there were 400,000 restricted shares outstanding at a weighted-average grant date fair value of $23.88 for Employees of the Company including members of the Board, and of $22.06 for Non-employees which includes the Manager and to persons employed by the Manager. As of December 31, 2011, unrecognized compensation cost related to unvested restricted shares aggregated $6.7 million, which will be recognized over a weighted period of 3.42 years.

The tables below summarize the Company's restricted shares in connection with the 2011 Equity Incentive Plan as of December 31, 2011:

	Restricted shares– Employees	Weighted-average grant-date fair value– Employees	Restricted shares– Non-employees	Weighted-average grant-date fair value– Non-employees
Non-vested at January 1, 2011	-	-	-	-
Granted during the year	163,000	$23.88	237,000	$22.06
Vested during the year	-	-	-	-
Forfeited during the year	-	-	-	-
Non-vested at December 31, 2011	163,000	$23.88	237,000	$22.06

Under the terms of the 2004 Stock Incentive Plan, 16,700 shares of restricted stock awards were granted to certain employees and non-employees during 2006. The restricted shares were granted on May 12, 2006 (the date the awards were approved by the Board) at a grant date fair value of $31.99 per share. At December 31, 2010, there were 16,700 restricted shares outstanding at a weighted-average grant date fair value of $31.99 for employees and $31.99 for non-employees. As of December 31, 2010, all restricted stocks are vested. As of December 31, 2009, unrecognized compensation cost related to unvested restricted stock aggregated $0.1 million.

The tables below summarize the Company's restricted stock awards as of December 31, 2010:

	Restricted shares– Employees	Weighted-average grant-date fair value– Employees	Restricted shares– Non-employees	Weighted-average grant-date fair value– Non-employees
Non-vested at January 1, 2010	2,425	$31.99	1,750	$31.99
Granted during the year	-	-	-	-
Vested during the year	2,425	-	1,750	-
Forfeited during the year	-	-	-	-
Non-vested at December 31, 2010	-	-	-	-

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT [Abstract]
LONG-TERM DEBT
12.	LONG-TERM DEBT

The Company has a $500 million revolving credit facility (the "Credit Facility"), with a maturity in 2013.

The Credit Facility provides funding for future vessel acquisitions and general corporate purposes. The Credit Facility cannot be reduced by the lender and there is no repayment obligation of the principal during the term of the facility. Amounts borrowed under the Credit Facility bear interest at an annual rate equal to LIBOR plus a margin between 0.70% and 1.20% (depending on the loan to vessel value ratio). The Company pays a commitment fee of 30% of the applicable margin on any undrawn amounts. Total commitment fees paid for the year ended December 31, 2011 and December 31, 2010 were $0.8 million and $0.9 million, respectively. The undrawn amount of this facility as of December 31, 2011 and December 31, 2010 was $270.0 million and $425.0 million, respectively.

Borrowings under the Credit Facility are secured by first priority mortgages over the Company's vessels and assignment of earnings and insurance. Under the terms and conditions of the Credit Facility, the Company is, among other things, required to maintain certain loan to vessel value ratios, and to maintain a book equity of no less than $150.0 million, and to remain listed on a recognized stock exchange, and to obtain the consent of the lenders prior to creating liens on or disposing of the Company's vessels. The Company is permitted to pay dividends in accordance with its dividend policy as long as it is not in default under the Credit Facility.

At December 31, 2011, accrued interest and commitment fee was $0.2 million which was paid during the first quarter of 2012. The Company was in compliance with its loan covenants for the year ended December 31, 2011.

INTEREST EXPENSE	12 Months Ended
Dec. 31, 2011
INTEREST EXPENSE [Abstract]
INTEREST EXPENSE
13.	INTEREST EXPENSE

Interest expense consists of interest expense on the long-term debt, the commitment fee and amortization of the deferred financing costs related to the Credit Facility. Amounts borrowed under the Credit Facility bear interest equal to LIBOR plus a margin between 0.7% and 1.2%. The financing costs incurred in connection with the refinancing of the previous Credit Facility are deferred and amortized over the term of the Credit Facility on a straight-line basis. The amortization of deferred financing costs for the years ended December 31, 2011, 2010 and 2009 was $0.7 million, $0.7 million and $0.7 million, respectively. Total deferred financing costs were $1.1 million and $1.8 million at December 31, 2011 and 2010, respectively.

ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED LIABILITIES [Abstract]
ACCRUED LIABILITIES
14.	ACCRUED LIABILITIES

All figures in USD ‘000	2011	2010
Accrued Interest	184	83
Accrued Expenses	4,624	3,028
Accrued Drydock expenses Nordic Harrier	–	949
Accrued voyage expenses *)	7,834	–
Total as of December 31,	12,642	4,060

*)
As of December 31, 2011, we temporarily operated three vessels in the spot market, by the pool manager through cooperative arrangements. The accrued voyage expenses of $7.8 million represents accrued port costs, bunkers expenses and other voyage related expenses. No vessels were operated in the spot market by the pool manager through cooperative arrangements during 2010.

The increase of accrued expenses as of December 31, 2011, compared to December 31, 2010, is related to the increase in the size of our fleet by three vessels during 2011.

EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS (LOSS) PER SHARE [Abstract]
EARNINGS (LOSS) PER SHARE
15.	EARNINGS (LOSS) PER SHARE

Basic earnings per share ("EPS") are computed by dividing net income by the weighted-average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income by the weighted-average number of common shares and dilutive common stock equivalents (i.e., stock options, warrants) outstanding during the period.

For the year ended December 31, 2011 and 2010, the Company had a net loss, thus any effect of common stock equivalents outstanding would be antidilutive. For the years ended December 31, 2011 and 2010, the Company had 400,000 restricted shares and 16,700 restricted shares outstanding, which were included in the total common shares issued and outstanding as at December 31, 2011 and 2010, respectively.

All figures in USD	2011	2010	2009
Numerator:
Net Income (Loss)	(72,298,337)	(809,130)	1,012,240
Denominator:
Basic - Weighted Average Common Shares Outstanding	47,159,402	46,551,564	40,449,522
Dilutive Effect of Stock Options *	–	–	–
Dilutive – Weighted-Average Common Shares Outstanding	47,159,402	46,551,564	40,449,522
Income (Loss) per Common Share:
Basic	(1.53)	(0.02)	0.03
Diluted	(1.53)	(0.02)	0.03

*	In August 2009, the Company announced that it had cancelled all outstanding stock options. Following the cancellation described in Note 11, there is no more outstanding stock option under the Plan.

SHAREHOLDERS' EQUITY	3 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
16.	SHAREHOLDERS' EQUITY

Authorized, issued and outstanding common shares roll-forward is as follows:

All figures in USD ´000, except number of shares	Authorized Shares	Issued and Out- standing Shares	Common Stock
Balance as of December 31, 2008	51,200,000	34,373,271	344
Common Shares Issued in Follow-on Offering		3,450,000	35
Compensation – Restricted Shares		70,408	–
Common Shares Issued in Follow-on Offering		4,225,000	42
Compensation – Restricted Shares		86,225	1
Balance as of December 31, 2009	51,200,000	42,204,904	422
Common Shares Issued in Follow-on Offering		4,600,000	46
Compensation – Restricted Shares		93,878	1
Balance as of December 31, 2010	51,200,000	46,898,782	469
Common Shares Issued, 2011 Equity Incentive Plan		400,000	4
Compensation – Restricted Shares		4,612	0
Increased authorized share capital	38,800,000
Balance as of December 31, 2011	90,000,000	47,303,394	473

On June 1, 2011, at its Annual General Meeting ("AGM") held in Bermuda, the Company increased authorized share capital from 51,200,000 common shares to 90,000,000 common shares, par value $0.01 per share.
In connection with the issuance of 400,000 shares related to the 2011 Equity Incentive Plan, the Manager was entitled to 4,612 restricted shares in the Company. The 4,612 restricted shares were issued to the Manager on October 24, 2011.

The total issued and outstanding shares, as of December 31, 2011, were 47,303,094 shares of which 578,306 shares were restricted shares issued to the Manager and of which 226,000 shares were restricted to members of the Board, employees of the Company and to persons employed by the Manager. As of December 31, 2010, all the 16,700 restricted shares issued to employees and non-employees are vested, as described in Note 11. The total issued and outstanding shares, as of December 31, 2010, were 46,898,782 shares of which 399,694 shares were restricted shares issued to the Manager.

In January 2010, the Company completed an underwritten public offering of 4,600,000 common shares. The net proceeds from the offering were $136.5 million. The net proceeds from the offering increased the Company's Share Premium Fund and the proceeds were used to prepare the Company for further expansion and repay of borrowings under the Credit Facility.

In January 2009, the Company issued 3,450,000 common shares at $32.50 per share in a registered transaction. The net proceeds of the offering were used to fund further acquisitions under planning and for general corporate purposes
In May 2009, the Company issued 4,225,000 common shares at $32.00 per share in a registered transaction. The net proceeds of the offering were used to fund further acquisitions under planning and for general corporate purposes.

Additional Paid in Capital

Included in Additional Paid in Capital is the Company's Share Premium Fund as defined by Bermuda law. The Share Premium Fund cannot be distributed without complying with certain legal procedures designed to protect the creditors of the Company, including public notice to our creditors and a subsequent period for creditor notice of concern,  regarding the Company's intention to make such funds available for distribution following shareholder approval. The Share Premium Fund was $0.0 million and $0.0 million as of December 31, 2011 and 2010 respectively. Credits and Charges to Additional Paid in Capital was a result of the accounting for the Company's share based compensation programs.

On June 29, 2010, at the Company's Annual General Meeting, shareholders voted to reduce the Share Premium Fund by the amount of $136.4 million. The legal procedures related to this reduction were finalized on August 6, 2010, upon which the amount became eligible for distribution.

On June 19, 2009, at the Company`s Annual General Meeting, shareholders voted to reduce the Share Premium Fund by the amount of $236.6 million. The legal procedures related to this reduction were finalized on August 12, 2009, upon which the amount became eligible for distribution.

Contributed Surplus Account

The Company's Contributed Surplus Account as defined by Bermuda law, consists of amounts previously recorded as share premium, transferred to Contributed Surplus Account when resolutions are adopted by the Company's shareholders to make Share Premium Fund distributable or available for other purposes. As indicated by the laws governing the Company, the Contributed Surplus Account can be used for dividend distribution and to cover accumulated losses from its operations.

For 2010, the Company had a net loss of 0.8 million. As such, all dividend distributions were charged to our Contributed Surplus Account. The accumulated deficit at the end of 2010 is to be charged against the Company's Contributed Surplus Account in 2011.

Stockholders Rights Plan

In 2007, the Board of Directors adopted a stockholders rights agreement and declared a dividend of one preferred stock purchase right to purchase one one-thousandth of a share of our Series A Participating Preferred Stock for each outstanding share of our common stock, par value $0.01 per share. The dividend was payable on February 27, 2007 to stockholders of record on that date. Each right entitles the registered holder to purchase from us one one-thousandth of a share of Series A Participating Preferred Stock at an exercise price of $115, subject to adjustment. We can redeem the rights at any time prior to a public announcement that a person has acquired ownership of 15% or more of the Company's common stock.
This stockholders rights plan was designed to enable us to protect stockholder interests in the event that an unsolicited attempt is made for a business combination with, or a takeover of, the Company. We believe that the stockholders rights plan should enhance our Board's negotiating power on behalf of stockholders in the event of a coercive offer or proposal. We are not currently aware of any such offers or proposals.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES

Nordic Galaxy

On January 17, 2012, we received the final award from the tribunal and as a consequence we shall be responsible for some of the legal costs of the seller. We expect that the amount of legal fees of the seller will be approximately $1.2 million, which is recognized as part of the "General & Administrative Expenses" as of December 31, 2011. Please see Note 9.

Nordic Harrier

In October 2010, Nordic Harrier was redelivered, from a long-term bareboat charter agreement, to the Company, and went directly into drydock for repair. The drydock period lasted until the end of April 2011. The vessel had not been technically operated according to sound maintenance practices by Gulf Navigation Company LLC, and the vessel's condition on redelivery to us was far below the contractual obligation of the charterer. All drydock expenses are capitalized and were paid during 2011. We have sought compensation for these expenses, but have not been able to reach an agreement with the charterer. The arbitration procedures have started and are expected to be finalized in 2013.

Legal Proceedings and Claims

The Company may become a party to various legal proceedings generally incidental to its business and is subject to a variety of environmental and pollution control laws and regulations. As is the case with other companies in similar industries, the Company faces exposure from actual or potential claims and legal proceedings. Although the ultimate disposition of legal proceedings cannot be predicted with certainty, it is the opinion of the Company's management that the outcome of any claim which might be pending or threatened, either individually or on a combined basis, will not have a materially adverse effect on the financial position of the Company, but could materially affect the Company's results of operations in a given year.

No claims have been filed against the Company for the fiscal year 2011 or 2010, and the Company has not been a party to any legal proceedings for the year ended December 31, 2011, December 31, 2010 and December 31, 2009, except as disclosed in Note 9.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
18.	FINANCIAL INSTRUMENTS

The Company did not hold any derivative instruments during 2011, 2010 or 2009, or as of December 31, 2011 or 2010.

The majority of the Company's transactions, assets and liabilities are denominated in United States dollars, the functional currency of the Company. There is no significant risk that currency fluctuations will have a negative effect of the value of the Company's cash flows.
The following methods and assumptions were used to estimate the fair value of each class of financial instruments and other financial assets.

-	The carrying value of cash and cash equivalents and marketable securities, is a reasonable estimate of fair value.
-
The estimated fair value for the working capital, cooperative arrangements is consider to be equal to the carrying values since it is not possible to estimate the time or period of repayment, and the effect of this discounting the outstanding balance is not expected to be material as compared to carrying value.

-	The estimated fair value for the long-term debt is considered to be equal to the carrying values since it bears variable interest rates.

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value for those assets that are recorded on the balance sheet at fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.   Observable inputs such as quoted prices in active markets.

Level 2.   Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3.  Unobservable inputs in which there is little or no market date, which require the reporting entity to develop its own assumptions.
The carrying value of estimated fair value of the Company`s financial instruments at December 31, 2011 and 2010 are as follows:

All figures in USD ‘000	Fair Value Hierarchy Level	2011 Fair Value	2011 Carrying Value	2010 Fair Value	2010 Carrying Value
Cash and Cash Equivalents	1	24,006	24,006	17,221	17,221
Marketable Securities	1	583	583	-	–
Working capital, cooperative arrangements (current assets)		12,779	12,779	–	–
Loan to First Olsen Ltd. – refer to Note 5		–	–	26,809	26,809
Working capital, cooperative arrangements (non-current assets)		18,941	18,941	22,034	22,034
Credit Facility		(230,000)	(230,000)	(75,000)	(75,000)

MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
19.	MARKETABLE SECURITIES

Marketable securities held by the Company are equity securities considered to be available-for-sale securities.

All figures in USD ‘000	2011	2010
Cost	795	–
Accumulated net unrealized loss	(212)	–
Fair value	583	–

At December 31, 2011, net unrealized loss on marketable securities included in comprehensive income is $0.2 million. The Company has not recognized any sale of marketable securities in the period.

EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2011
EQUITY METHOD INVESTMENTS [Abstract]
EQUITY METHOD INVESTMENTS
20.	EQUITY METHOD INVESTMENTS

Orion Tankers Ltd. is a private limited company formed in November 2011 under the laws of the Island of Bermuda. Orion Tankers Ltd. has a share capital $100,000, which is comprised of 10,000,000 shares with $0.01 per value. Orion Tankers Ltd. is owned equally by the Company and Frontline Ltd. and, the business of the Orion Tankers Ltd. is to provide transportation services on the high seas and administrative services herewith in general and the operation and management of the Orion Tankers Pool. The net result of $0.01 million for the year ended December 31, 2011, is included in interest income within the Statement of Operations.

Orion Tankers Ltd. acquired the Gemini Tankers AS, Norway in November, 2011, which was a full subsidiary of Gemini Tankers LLC. Orion Tankers Ltd. paid $0.5 million for Gemini Tankers AS, to Gemini Tankers LLC. The purchase of Gemini Tankers AS was funded by the owners of the Orion Tankers Ltd. in February 2012.

All figures in USD ‘000	2011	2010
Acquisition cost	50	–
Net Income	11	–
Carrying value	61	-

SUBSEQUENT EVENTS	3 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

In January 2012, the Company completed an underwritten public offering of 5,500,000 common shares which strengthened its equity by $75.9 million. The underwritten public offering enhances the capacity of the Company to strengthen the Company's resources, to fund future acquisition and for general corporate purposes.

In February 2012 the Company declared a dividend of $0.30 per share in respect of the results for the fourth quarter of 2011 which was paid to shareholders in March 2012.

SUMMARY OF SIGNIFICANT ACOCUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Accounting	Basis of Accounting: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Use of Estimates
Use of Estimates: Preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those amounts. The effects of changes in accounting estimates are accounted for in the same period in which the estimates are changed.

Foreign Currency Translation
Foreign Currency Translation: The functional currency of the Company is the United States (“U.S.”) dollar as all revenues are received in U.S. dollars and the majority of the Company's expenditures are incurred and paid in U.S. dollars. The Company's reporting currency is also the U.S. dollar. Transactions in foreign currencies during the year are translated into U.S dollars at the rates of exchange in effect at the date of the transaction.

Revenue and Expense Recognition
Revenue and Expense Recognition: Revenues and expenses are recognized on the accruals basis. Revenues are generated from spot charters, cooperative arrangements and bareboat charter hires.

Voyage revenues and expenses are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Based on the terms of the customer agreement, a voyage is deemed to commence upon the completion of discharge of the vessel's previous cargo and is deemed to end upon the completion of discharge of the current cargo. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Spot Charters: Revenues and voyage expenses of the vessels operating on spot charters are tankers typically chartered for a single voyage which may last up to several weeks. Revenue is generated from freight billing, as we are responsible for paying voyage expenses and the charterer is responsible for any delay at the loading or discharging ports. When our tankers are operating on spot charters the vessels are traded fully at the risk and reward of the Company. For vessels operating in the spot market other than through the pool (described below under “Cooperative arrangement”), the vessels will be operated by the pool manager. Under this type of employment, the vessel's revenues are not included in the profit sharing of the participating vessels in the pool. The Company considers it appropriate to present he gross amount earned revenue from the spot charter, showing voyage expenses related to the voyage separately in the statements of operations..

Cooperative Arrangement: Revenues and voyage expenses of the vessels operating in pool arrangements, through cooperative arrangements, are combined and the resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to pool participants according to an agreed formula. Formulas used to allocate net revenues vary among different cooperative arrangements, but generally, revenues are allocated to participants on the basis of the number of days a vessel operates with weighting adjustments made to reflect each vessels' differing capacities and performance capabilities. The same revenue and expense principles stated above are applied in determining the pool's net pool revenues.  The Manager of the cooperative agreements is responsible for collecting voyage revenue, paying voyage expenses and distributing net pool revenues to the owners of the participating vessels. Net revenues generated from cooperative agreements in which the Company is not regarded as the principal of its vessels' activities are recorded based on the net method. The Company accounts for the net revenues allocated by these cooperative agreements as “Voyage Revenue” in its statements of operations.

If a vessel does not temporarily comply with the pool requirements, the vessel will continue to be operated in the spot market by the pool manager, as described above under “Spot Charters.”

Bareboat Charters: Revenues from bareboat charters are recorded at a fixed charterhire rate per day over the term of the charter. The charterhire is payable monthly in advance. During the charter period, the charterer is responsible for operating and maintaining the vessel and bears all costs and expenses with respect to the vessel.

Vessel Operating Expenses
Vessel Operating Expenses: Vessel operating expenses include crewing, repair and maintenance, insurance, stores, lubricants, management fee, communication expenses and tonnage tax. These expenses are recognized when incurred.

Cash and Cash Equivalents	Cash and Cash Equivalents: Cash and cash equivalents consist of deposits with original maturities of three months or less.
Marketable Securities
Marketable Securites: The Company's investments in marketable securities are classified as available-for-sale securities and are carried at fair value. Net unrealized gains and losses on available-for-sale securities are reported as a component of accumulated other comprehensive income (loss). Realized gains and losses on available-for-sale securities are computed based upon the historical cost of these securities applied using the weighted-average historical cost method. The Company analyzes its available-for-sale securities for impairment during each reporting period to evaluate whether an event or change in circumstances has occurred in that period that may have a significant adverse effect on the fair value of the investment. The Company records an impairment charge through current-period earnings and adjusts the cost basis for such other-than-temporary declines in fair value when the fair value is not anticipated to recover above cost within a three-month period after the measurement date, unless there are mitigating factors that indicate an impairment charge through earnings may not be required. If an impairment charge is recorded, subsequent recoveries in fair value are not reflected in earnings until sale of the security.

Account receivable
Account receivable: Accounts and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectable, they are charged against income when that determination is made.

Inventories
Inventories: Inventories, which are comprised of bunker fuel and lubrication oil, are stated at cost which is determined on a first-in, first-out (“FIFO”) basis. Inventory is reported within “Prepaid Expenses and Other Current Assets” within the Balance Sheet.

Vessels, net
Vessels, net: Vessels are stated at their historical cost, which consists of the contracted purchase price and any direct material expenses incurred upon acquisition (including improvements, on site supervision expenses incurred during the construction period, commissions paid, delivery expenses and other expenditures to prepare the vessel for its initial voyage) less accumulated depreciation. Financing costs incurred during the construction period of the vessels are also capitalized and included in vessels' cost based on the weighted average method. Certain subsequent expenditures for conversions and major improvements are also capitalized if it is determined that they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessel. Depreciation is calculated based on cost less estimated residual value, and is provided over the estimated useful life of the related assets using the straight-line method. The estimated useful life of a vessel is 25 years from the date the vessel is delivered from the shipyard. Repairs and maintenance are expensed as incurred.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets: Long-lived assets are required to be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition is less than the carrying amount of the asset, and less than the estimated fair market value the asset is deemed impaired. The amount of the impairment is measured as the difference between the carrying value and the fair value of the asset. There have been no impairments recorded for the years ended December 31, 2010, 2009 or 2008.

Drydocking
Drydocking: The Company's vessels are required to be drydocked approximately every 30 to 60 months. The Company capitalizes a substantial portion of the costs incurred during drydocking and amortizes those costs on a straight-line basis over its estimated useful life, which typically is from the completion of a drydocking or intermediate survey to the estimated completion of the next drydocking. Consistent with prior periods, the Company includes in capitalized drydocking those costs incurred as part of the drydock to meet classification and regulatory requirements. The Company expenses costs related to routine repairs and maintenance performed during drydocking, and for annual class survey costs. Ballast tank improvements are capitalized and amortized on a straight-line basis over a period of eight years. Unamortized drydocking costs of vessels that are sold are written off to income in the year of the vessel's sale. The capitalized and unamortized drydocking costs are included in the book value of the vessels. Amortization expense of the drydocking costs is included in depreciation expense.

Investment in joint venture
Investment in joint venture: The Company's investment in joint venture is accounted for using the equity method of accounting. Under the equity method of accounting, investment is stated at initial cost and is adjusted for subsequent additional investments and the Company's proportionate share of earnings or losses and distributions. The company evaluates its investment in joint venture for impairment when events of circumstances indicate that the carrying value of such investment may have experienced an other than temporary decline in value below their carrying value. If the estimated fair value is less than the carrying value and is considered an other than temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the consolidated statement of income (loss).

Deferred Compensation Liability
Deferred Compensation Liability: The Company has two individual deferred compensation agreements with the Company's CEO and CFO. The deferred compensation liabilities are denominated in Norwegian currency. The agreements are accounted for an accrual basis using actuarial calculation, any currency translation adjustments as well as actuarial gains and losses are recognized in the general and administration expenses as incurred.

Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss):The Company follows the guidance in ASC Topic 220, “Comprehensive Income” which requires separate presentation of certain transactions that are recorded directly as components of stockholders' equity. The Company has no other comprehensive income / (loss) and accordingly comprehensive income / (loss) is equal to net income for the periods presented.

Segment Information
Segment Information: The Company has identified only one operating segment under Accounting Standard Codification (ASC) Topic 280, “Segment Reporting.” The Company has only one type of vessel – Suezmax crude oil tankers. During 2010 these vessels were operated in the spot market and on long-term bareboat charterers. During the year ended December 31, 2010 we had 2 of our vessels chartered on bareboat charters that expired in June 2010, and October 2010, respectively.

Geographical Segment
Geographical Segment: The Company currently operate all of its 20 vessels in the spot market through cooperative arrangements with other vessels that are not owned by us. The earnings of all of the vessels are aggregated and divided by the actual earning days each vessel was available during the period. As all of the Company's vessels are operated in cooperative arrangements, it is not practical to allocate geographical data to each vessel nor would it give meaningful information to the reader. During 2011 the Company operated all its vessels in the spot market. During 2010 the Company operated 2 of its 17 vessels on bareboat charterers that expired in June 2010 and October 2010, respectively.   The vessel that was re-delivered to the Company in October 2010, entered directly into drydock for repairs.

Fair Value of Financial Instruments
Fair Value of Financial Instruments: The fair values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate carrying value because of the short-term nature of these instruments.

Deferred Financing Costs
Deferred Financing Costs: Finance costs, including fees, commissions and legal expenses, which are recorded as “Other assets” on the Balance Sheet are deferred and amortized on a straight-line basis over the term of the relevant debt borrowings. Amortization of finance costs is included in “Interest Expense” in the Statement of Operations.

Derivative Instruments	Derivative Instruments: The Company did not hold any derivative instruments during 2011, or at December 31, 2011 or 2010.
Share-Based Payments
Share-Based Payments:
Share-Based Compensation:  The compensation costs for all of the Company's stock –based compensation awards are based on the fair value method as defined in ASC Topic 718, “Compensation – Stock Compensation”.

Restricted Shares to Employees and Non-Employees: The fair value of restricted shares is estimated based on the market price of the Company's shares. The fair value of unvested restricted shares granted to employees is measured at grant date and the Company records the compensation expense for such awards over the vesting period. The fair value of unvested restricted shares granted to non-employees is measured at fair value at each reporting date and the Company records the compensation expense for such awards over the vesting period.

Restricted Shares to Manager: Restricted shares issued to the Manager are non-forfeitable and vest immediately. Accordingly the compensation expense for each of the respective issuances was measured at fair value on the date the award was issued, or the grant date, and expensed immediately as performance was deemed to be complete. The fair value was determined using the Company's stock price on the date of grant.
value was determined using the stated par value, the number of shares issued, and the Company's stock price on the date of grant.

Income Taxes	Income Taxes: The Company is incorporated in Bermuda. Under current Bermuda law, the Company is not subject to corporate income taxes.
Concentrations
Concentrations:
Fair value: The Company operates in the shipping industry which historically has been cyclical with corresponding volatility in profitability and vessel values. Vessel values are strongly influenced by charter rates which in turn are influenced by the level and pattern of global economic growth and the world-wide supply and demand for vessels. The spot market for tankers is highly competitive and charter rates are subject to significant fluctuations. Dependence on the spot market may result in lower utilization. Each of the aforementioned factors are important considerations associated with the Company's assessment of whether the carrying amount of its own vessels are recoverable.

Credit risk: Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The fair value of the financial instrument approximates the net book value. The Company maintains its cash with financial institutions it believes are reputable. The terms of these deposits are on demand to minimize risk. The Company has not experienced any losses related to these cash deposits and believes it is not exposed to any significant credit risk. However, due to the current financial crisis the maximum credit risk the Company would be exposed to is a total loss of outstanding cash and cash equivalents and accounts receivable. See Note 3 for further information.

Accounts receivable consist of uncollateralized receivables from international customers engaged in the international shipping industry. The Company routinely assesses the financial strength of its customers. Accounts receivable are presented net of allowances for doubtful accounts. If amounts become uncollectible, they will be charged to operations when that determination is made. For the years ended December 31, 2010 and 2009, the Company did not record an allowance for doubtful accounts.

Interest risk: The Company is exposed to interest rate risk for its debt borrowed under the Credit Facility. In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates. The Company has no outstanding derivatives at December 31, 2010 and 2009, and has not entered into any such arrangements during 2010 or 2009.

Recent Accounting Pronouncements
Recent Accounting Pronouncements:In April 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-04 to amend, Fair Value Measurements and Disclosures (Topic 820). This ASU requires new disclosures and clarifies certain existing disclosures requirements about fair value measurements. ASU 2011-04 is effective for interim and annual reporting periods beginning after December 15, 2011, early adoption is not permitted. The Company do not expect the adoption of ASU 2011-04 to have a material impact on our financial position, results of operations, or cash flows.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income. This ASU requires the Company to report all components of comprehensive income in the financial statement in the period in which they are recognized. The guidance ASU 2011-05 is effective for public companies for fiscal years, and interim periods within those years beginning after 15 December 2011. Early adoption is permitted.

NATURE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2011
Nature of business [Abstract]
Our Fleet
Our current fleet consists of 20 double-hull Suezmax tankers and all our vessels are employed in the spot market.

Vessel	Yard	Built	Deadweight tons	Delivered to NAT
Nordic Hawk	Samsung	1997	151,475	October 1997
Nordic Hunter	Samsung	1997	151,400	December 1997
Nordic Freedom	Daewoo	2005	163,455	March 2005
Nordic Voyager	Dalian New	1997	149,591	November 2004
Nordic Fighter	Hyundai	1998	153,328	March 2005
Nordic Discovery	Hyundai	1998	153,328	August 2005
Nordic Sprite	Samsung	1999	147,188	February 2009
Nordic Grace	Hyundai	2002	149,921	July 2009
Nordic Harrier	Samsung	1997	151,475	August 1997
Nordic Saturn	Daewoo	1998	157,332	November 2005
Nordic Jupiter	Daewoo	1998	157,411	April 2006
Nordic Apollo	Samsung	2003	159,999	November 2006
Nordic Cosmos	Samsung	2003	159,998	December 2006
Nordic Moon	Samsung	2002	159,999	November 2006
Nordic Mistral	Hyundai	2002	164,236	November 2009
Nordic Passat	Hyundai	2002	164,274	March 2010
Nordic Vega	Bohai	2010	163,000	December 2010
Nordic Breeze	Samsung	2011	158,597	August 2011
Nordic Aurora	Samsung	1999	147,262	September 2011
Nordic Zenith	Samsung	2011	158,645	November 2011

REVENUE (Tables)	12 Months Ended
Dec. 31, 2011
REVENUE [Abstract]
Net method and gross method revenue
The table below provides the breakdown of revenues recorded as per the net method and the gross method.

All figures in USD ‘000	2011	2010	2009
Net voyage revenues, pool earnings	76,618	119,598	102,229
Gross voyage revenues, temporarily spot charters	18,169	-	15,817
Bareboat revenues	-	6,818	6,324
Total Voyage Revenues	97,787	129,16	124,370

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses and other current assets
All figures in USD ‘000	2011	2010
Prepaid expenses	2,714	1,894
Deposit on Contracts, Nordic Galaxy	9,000	9,000
Loans to seller, Nordic Galaxy	-	26,809
Deferred Financing Charges	653	653
Voyage in Progress - temporarily spot chargers	5,233	-
Working Capital, cooperative arrangements	12,779	-
Other	1,389	1,416
Total as per December 31,	31,768	39,772

GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2011
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
General and administrative expenses
All figures in USD ‘000	2011	2010	2009
Management fee to related party	363	307	245
Directors and officers insurance	86	80	82
Salary and wages	2,904	2,859	2,202
Audit, legal and consultants	1,099	624	954
Legal fees, Nordic Galaxy	2,362	1,500	-
Administrative services provided by related party	3,821	3,686	2,514
Other fees and expenses	1,631	1,576	1,670
Total General and Administration expense with cash effect	12,266	10,632	7,667
Compensation - Restricted shares to Manager	67	2,838	5,366
Share-based compensation	1,320	60	180
Deferred compensation plan	1,741	2,450	1,606
Total General and Administrative expense without cash effect	3,128	5,348	7,152
Total for year ended December 31,	15,394	15,980	14,819

VESSELS, NET (Tables)	12 Months Ended
Dec. 31, 2011
VESSELS, NET [Abstract]
Vessels, net
All figures in USD ‘000	Vessels	Drydocking	Total
Net Book Value December 31, 2010	971,018	17,245	988,263
Accumulated depreciation December 31, 2010	275,744	19,782	295,526
Depreciation expense 2010	53,181	9,364	62,545
Net Book Value December 31, 2011	1,005,147	17,646	1,022,793
Accumulated depreciation December 31, 2011	334,846	9,398	344,244
Depreciation expense 2011	59,102	5,524	64,626

Capitalized costs
The table below shows total capitalized costs related to the two newbuildings delivered in 2011:

All figures in USD ‘000	2011	2010
Newbuilding - Nordic Breeze
Instalment	64,750	35,700
Capitalized interest	417	191
Capitalized cost	2,091	183
Total Newbuilding – Nordic Breeze as per December 31,	67,258	36,074

All figures in USD ‘000		2010
Newbuilding – Nordic Zenith
Instalment	64,750	35,700
Capitalized interest	501	191
Capitalized cost	2,035	160
Total Newbuilding – Nordic Breeze as per December 31,	67,286	36,051
Total as per December 31,	134,544	72,125

OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
OTHER NON-CURRENT ASSETS [Abstract]
Other Non-Current Assets
All figures in USD ‘000	2011	2010
Working Capital, cooperative arrangements	-	22,034
Financial Charges	490	1,143
Total as per December 31,	490	23,177

SHARE-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION PLAN [Abstract]
Summary of company's restricted stock awards
The tables below summarize the Company's restricted stock awards in connection with the 2011 Equity Incentive Plan as of December 31, 2011:

	Restricted shares -Employees	Weighted-average grant-date fair value - Employees	Restricted shares - Non-employees	Weighted-average grant-date fair value - Non-employees
Non-vested at January 1, 2011	-	-	-	-
Granted during the year	163,000	$23.88	237,000	$22.06
Vested during the year	-	-	-	-
Forfeited during the year	-	-	-	-
Non-vested at December 31, 2011	163,000	$23.88	237,000	$22.06

The tables below summarize the Company's restricted stock awards as of December 31, 2010:

	Restricted shares -Employees	Weighted-average grant-date fair value - Employees	Restricted shares - Non-employees	Weighted-average grant-date fair value - Non-employees
Non-vested at January 1, 2010	2,425	$31.99	1,750	$31.99
Granted during the year	-	-	-	-
Vested during the year	2,425	-	1,750	-
Forfeited during the year	-	-	-	-
Non-vested at December 31, 2010	-	-	-	-

ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
ACCRUED LIABILITIES [Abstract]
Accrued liabilities

All figures in USD ‘000	2011	2010
Accrued Interest	184	83
Accrued Expenses	4,624	3,028
Accrued Drydock expenses Nordic Harrier	-	949
Accrued voyage expenses	7,834	-
Total as per December 31,	12,642	4,060

EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
EARNINGS (LOSS) PER SHARE [Abstract]
Basic and diluted earnings per share
All figures in USD	2011	2010	2009
Numerator:
Net Income (Loss)	(72,298,337)	(809,130)	1,012,240
Denominator:
Basic - Weighted Average Common Shares Outstanding	47,159,402	46,551,564	40,449,522
Dilutive Effect of Stock Options *	-	-	-
Dilutive – Weighted Average Common Shares Outstanding	47,159,402	46,551,564	40,449,522
Income (Loss) per Common Share:
Basic	(1.53)	(0.02)	0.03
Diluted	(1.53)	(0.02)	0.03

*In August 2009, the Company announced that it had cancelled all outstanding stock options. Following the cancellation described in Note 10, there are no more outstanding stock option under the Plan.

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
Shareholder's equity
All figures in USD ´000, except number of shares	Authorized Shares	Issued and Out- standing Shares	Common Stock
Balance as of December 31, 2008	51,200,000	34,373,271	344
Common Shares Issued in Follow-on Offering		3,450,000	35
Compensation – Restricted Shares		70,408	–
Common Shares Issued in Follow-on Offering		4,225,000	42
Compensation – Restricted Shares		86,225	1
Balance as of December 31, 2009	51,200,000	42,204,904	422
Common Shares Issued in Follow-on Offering		4,600,000	46
Compensation – Restricted Shares		93,878	1
Balance as of December 31, 2010	51,200,000	46,898,782	469
Common Shares Issued, 2011 Equity Incentive Plan		400,000	4
Compensation – Restricted Shares		4,612	0
Increased authorized share capital	38,800,000
Balance as of December 31, 2011	90,000,000	47,303,394	473

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2010
FINANCIAL INSTRUMENTS [Abstract]
Carrying value of estimated fair value of financial instruments
All figures in USD ‘000	Fair Value Hierarchy Level	2011 Fair Value	2011 Carrying Value	2010 Fair Value	2010 Carrying Value
Cash and Cash Equivalents	1	24,006	24,006	17,221	17,221
Marketable Securities	1	583	583	-	-
Working capital, cooperative arrangements (current assets)		12,779	12,779	-	-
Loan to First Olsen Ltd – refer to Note 4		-	-	26,809	26,809
Working capital, cooperative arrangements (non-current assets)		18,941	18,941	22,034	22,034
Credit Facility		(230,000)	(230,000)	(75,000)	(75,000)

MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2011
MARKETABLE SECURITIES [Abstract]
Marketable securities held by Company
All figures in USD '000	December 31, 2011 Audited	December 31, 2010 Audited
Cost	795	-
Accumulated net unrealized loss	(212)	-
Fair value	583	-

EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
EQUITY METHOD INVESTMENTS [Abstract]
Equity method investments
All figures in USD '000	December 31, 2011 Audited
Shares – cost price	50
Net Income 2011	11
Fair value	61

NATURE OF BUSINESS (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Nature of business [Abstract]
Total number of vessels	20	17	15
Average approximate deadweight tons per vessel (in deadweight tons)	156,000
Number of vessels chartered on bareboat charters		2
Schedule of Vessels [Line Items]
Number of vessels the fleet has increased over prior year	3
Number of vessels categorized as newbuilding		2
Nordic Hawk [Member]
Schedule of Vessels [Line Items]
Deadweight tons	151,475
Nordic Hunter [Member]
Schedule of Vessels [Line Items]
Deadweight tons	151,400
Nordic Freedom [Member]
Schedule of Vessels [Line Items]
Deadweight tons	163,455
Nordic Voyager [Member]
Schedule of Vessels [Line Items]
Deadweight tons	149,591
Nordic Fighter [Member]
Schedule of Vessels [Line Items]
Deadweight tons	153,328
Nordic Discovery [Member]
Schedule of Vessels [Line Items]
Deadweight tons	153,328
Nordic Sprite [Member]
Schedule of Vessels [Line Items]
Deadweight tons	147,188
Nordic Grace [Member]
Schedule of Vessels [Line Items]
Deadweight tons	149,921
Nordic Harrier [Member]
Schedule of Vessels [Line Items]
Deadweight tons	151,475
Nordic Saturn [Member]
Schedule of Vessels [Line Items]
Deadweight tons	157,332
Nordic Jupiter [Member]
Schedule of Vessels [Line Items]
Deadweight tons	157,411
Nordic Apollo [Member]
Schedule of Vessels [Line Items]
Deadweight tons	159,999
Nordic Cosmos [Member]
Schedule of Vessels [Line Items]
Deadweight tons	159,998
Nordic Moon [Member]
Schedule of Vessels [Line Items]
Deadweight tons	159,999
Nordic Mistral [Member]
Schedule of Vessels [Line Items]
Deadweight tons	164,236
Nordic Passat [Member]
Schedule of Vessels [Line Items]
Deadweight tons	164,274
Nordic Vega [Member]
Schedule of Vessels [Line Items]
Deadweight tons	163,000
Nordic Breeze [Member]
Schedule of Vessels [Line Items]
Deadweight tons	158,597
Nordic Aurora [Member]
Schedule of Vessels [Line Items]
Deadweight tons	147,262
Nordic Zenith [Member]
Schedule of Vessels [Line Items]
Deadweight tons	158,645

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Abstract]
Original maturities of deposits classified as cash and cash equivalents (in months)	3M
Drydock [Abstract]
Period when vessels are required to be drydocked, minimum (in months)	30M
Period when vessels are required to be drydocked, maximum (in months)	60M
Segments [Abstract]
Number of operating segment	1
Number of types of vessel	1
Geographical Segment [Abstract]
Total number of vessels	20	17	15
Share-based compensation [Abstract]
Number of individual deferred compensation agreements	2
Vessels [Member]
Vessels, net [Abstract]
Estimated useful life (in years)	25
Ballast Tank [Member]
Vessels, net [Abstract]
Estimated useful life (in years)	8

RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Noncash share-based compensation expense recognized	$ 67,000	$ 2,838,000	$ 5,366,000
Restricted shares authorized (in shares)	400,000
Costs and expenses, related party	3,821,000	3,686,000	2,514,000
Accounts receivable, net related party	1,600,000
Initial funding per vessel	200,000
Number of months working capital is to be repaid (in months)	6
Scandic American Shipping Ltd [Member]
Related Party Transaction [Line Items]
New amount of management fee due to increase in the period	500,000
Related Party Transaction, Previous amount of management fee before increase in the period	350,000
Manager's right to ownership of company's total outstanding shares (in hundredths)	2.00%
Common Stock, par value (in dollars per share)	$ 0.01
Compensation - Restricted Shares (in shares)	4,612	93,878
Fair value of shares issued to manager (in dollars per share)	$ 14.45	$ 30.24
Noncash share-based compensation expense recognized	100,000	2,800,000	5,400,000
Number of follow-on offerings	9
Restricted shares issued in connection to follow-on offerings (in shares)	937,976
Number of years after grant before restricted shares can be transferred (in years)	3Y
Shares non-transferable for longer period (in shares)	149,183
Longer period for non-transferable restricted shares (in years)	6Y
Total costs for services recognized under the Management Agreement	3,800,000	3,700,000	2,500,000
Accounts payable	900,000	900,000
Restricted shares issued to the Manager (in shares)	174,000
Share-based compensation arrangement shares authorized and issued, first range (in shares)	100,000
Share-based compensation arrangement shares cliff vesting period, first range (in years)	4Y
Share-based compensation arrangement shares authorized and issued, second range (in shares)	74,000
Share-based compensation arrangement shares cliff vesting period, second range (in years)	5Y
Ownership of company by Manager and Owners (in hundredths)	2.20%
Management Agreement remaining term (in years)	10Y
Continuous length of the Management Agreement unless terminated (in years)	10Y
Director [Member]
Related Party Transaction [Line Items]
Costs and expenses, related party	100,000	100,000	100,000
Investor Relationship Officer [Member]
Related Party Transaction [Line Items]
Costs and expenses, related party	100,000	100,000	100,000
Orion Tankers Ltd [Member]
Related Party Transaction [Line Items]
Costs and expenses, related party	100,000
Accounts receivable, net related party	1,600,000
Related party receivable	18,900,000
Initial funding per vessel	$ 200,000
Number of months working capital is to be repaid (in months)	6

REVENUE (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUE [Abstract]
Total number of vessels	20	17	15
Number of vessels temporarily operated directly in the spot market	6	0	4
Number of vessels were employed on bareboat charters		2	2
Voyage revenues, net pool earnings	$ 76,618,000	$ 119,598,000	$ 102,229,000
Voyage revenues, gross freight through spot charters	18,169,000	0	15,817,000
Bareboat revenues	0	6,818,000	6,324,000
Total Voyage Revenues	94,787,000	126,416,000	124,370,000
Concentration Risk [Line Items]
Accounts receivable	17,586,000	11,046,000
Accounts receivable, net related party	$ 1,600,000
Voyage Revenues [Member] | Gemini Tankers LLC [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	97.00%	78.00%
Voyage Revenues [Member] | Orion Pool [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	3.00%
Voyage Revenues [Member] | Stena Pool [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)		17.00%	41.00%
Voyage Revenues [Member] | Gemini Pool [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)			40.00%
Accounts Receivable [Member] | Gemini Tankers LLC [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	99.00%	100.00%
Accounts Receivable [Member] | Stena Pool [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)			61.00%
Accounts Receivable [Member] | Gemini Pool [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)			33.00%
Accounts Receivable, Net Related Party [Member] | Orion Pool [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	100.00%

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses	$ 2,714,000	$ 1,894,000
Deposit on Contracts, Nordic Galaxy	9,000,000	9,000,000
Loans to seller, Nordic Galaxy	0	26,809,000
Deferred Financing Costs	653,000	653,000
Voyage in Progress, temporarily spot charters	5,233,000	0
Working Capital, cooperative arrangements	12,779,000	0
Other	1,389,000	1,416,000
Total at year end	31,768,000	39,772,000
Decrease in prepaid expenses	$ 8,000,000

GENERAL AND ADMINISTRATIVE EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
Management fee to related party	$ 363	$ 307	$ 245
Directors and officers insurance	86	80	82
Salary and wages	2,904	2,859	2,202
Audit, legal and consultants	1,099	624	954
Legal fees, Nordic Galaxy	2,362	1,500	0
Administrative services provided by related party	3,821	3,686	2,514
Other fees and expenses	1,631	1,576	1,670
Total General and Administration expense with cash effect	12,266	10,632	7,667
Compensation - Restricted shares to Manager	67	2,838	5,366
Share-based Compensation	1,320	60	180
Deferred compensation plan	1,741	2,450	1,606
Total General and Administrative expense without cash effect	3,128	5,348	7,152
Total, end of period	$ 15,394	$ 15,980	$ 14,819
Total number of vessels	20	17	15

DEFERRED COMPENSATION LIABILITY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Post Retirement Benefits With Individual Employees [Line Items]
Total expense recognized	$ 1,741	$ 2,450	$ 1,606
Chief Financial Officer [Member]
Post Retirement Benefits With Individual Employees [Line Items]
Required service period (in years)	20.5Y
Maximum benefit as a percentage of salary (in hundredths)	66.00%
Retirement age (in years)	67
Imputed interest rate (in hundredths)	3.90%	4.60%
Chairman and CEO [Member]
Post Retirement Benefits With Individual Employees [Line Items]
Required service period (in years)	14Y
Maximum benefit as a percentage of salary (in hundredths)	66.00%
Retirement age (in years)	70
Imputed interest rate (in hundredths)	3.90%	4.60%

VESSELS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
VESSELS, NET [Abstract]
Total number of vessels	20	17	15
Number of vessels the fleet has increased over prior year	3
Number of vessels categorized as newbuildings		2
Schedule of Vessels [Line Items]
Carrying Value	$ 1,022,793	$ 988,263
Accumulated depreciation	344,244	295,526
Depreciation expense	64,626	62,545	55,035
Capitalized Costs of Newbuildings [Abstract]
Total Newbuilding	134,544	72,125
Vessels [Member]
Schedule of Vessels [Line Items]
Carrying Value	1,005,147	971,018
Accumulated depreciation	334,846	275,744
Depreciation expense	59,102	53,181
Drydocking [Member]
Schedule of Vessels [Line Items]
Carrying Value	17,646	17,245
Accumulated depreciation	9,398	19,782
Depreciation expense	5,524	9,364
Nordic Breeze [Member]
Schedule of Vessels [Line Items]
Percentage of purchase price payable upon signing of contract (in hundredths)	55.00%
Capitalized Costs of Newbuildings [Abstract]
Installment	64,750	35,700
Capitalized interest	417	191
Capitalized cost	2,091	183
Total Newbuilding	67,258	36,074
Nordic Zenith [Member]
Schedule of Vessels [Line Items]
Percentage of purchase price payable upon signing of contract (in hundredths)	55.00%
Capitalized Costs of Newbuildings [Abstract]
Installment	64,750	35,700
Capitalized interest	501	191
Capitalized cost	2,035	160
Total Newbuilding	$ 67,286	$ 36,051

NORDIC GALAXY (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
NORDIC GALAXY [Abstract]
Number of newbuildings		2
Total cost, per vessel		$ 90,000,000
Deposit on contract	9,000,000	9,000,000
Amount sought by seller	26,800,000
Loss on settlement	(16,200,000)
Net outstanding loan to seller	10,600,000
Interest income	1,200,000
Legal fees of the Seller	1,200,000
Legal fees	2,362,000	1,500,000	0
Subsequent deposit on contract received	9,000,000
Subsequent interest income received	$ 200,000

OTHER NON-CURRENT ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
OTHER NON-CURRENT ASSETS [Abstract]
Working Capital, cooperative arrangements	$ 0	$ 22,034,000
Financial Charges	490,000	1,143,000
Total	490,000	23,177,000
Initial funding per vessel	$ 200,000
Number of months working capital is to be repaid (in months)	6

SHARE-BASED COMPENSATION PLAN (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended									12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Equity Incentive Plan 2011 [Member]	Dec. 31, 2010 Equity Incentive Plan 2011 [Member]	Dec. 31, 2011 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member]	Dec. 31, 2010 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member]	Dec. 31, 2011 Restricted Stock Awards [Member] Employees [Member] Equity Incentive Plan 2011 [Member]	Dec. 31, 2010 Restricted Stock Awards [Member] Employees [Member] Stock Incentive Plan 2004 [Member]	Dec. 31, 2011 Restricted Stock Awards [Member] Non-Employees [Member] Equity Incentive Plan 2011 [Member]	Dec. 31, 2010 Restricted Stock Awards [Member] Non-Employees [Member] Stock Incentive Plan 2004 [Member]	Dec. 31, 2010 Restricted Stock Awards [Member] Employees and Non-Employees [Member] Stock Incentive Plan 2004 [Member]	Dec. 31, 2006 Restricted Stock Awards [Member] Employees and Non-Employees [Member] Stock Incentive Plan 2004 [Member]	Dec. 31, 2009 Restricted Stock Awards [Member] Employees and Non-Employees [Member] Stock Incentive Plan 2004 [Member]	Dec. 31, 2011 Restricted Stock Awards [Member] Employees and Directors and Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Manager's right to ownership of company's total outstanding shares (in hundredths)					2.00%
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Compensation - Restricted Shares (in shares)					4,612	93,878
Fair value of shares issued to manager (in dollars per share)					$ 14.45	$ 30.24
Individuals in management and Board members participating in incentive plan	23
Number of years after grant before restricted shares can be transferred (in years)					3Y
Shares non-transferable for longer period (in shares)					149,183
Longer period for non-transferable restricted shares (in years)					6Y
Total compensation cost for the period			$ 1.3								$ 0.06
Restricted shares authorized (in shares)	400,000			400,000
Share-based compensation arrangement shares cliff vesting period, first range (in years)			4Y
Share-based compensation arrangement shares authorized and issued, first range (in shares)			326,000
Share-based compensation arrangement shares cliff vesting period, second range (in years)			5Y
Share-based compensation arrangement shares authorized and issued, second range (in shares)			74,000
Intrinsic value of restricted shares outstanding														4.7
Unrecognized compensation cost related to unvested restricted stock													$ 0.1	$ 6.7
Weighted average period to recognize the unrecognized compensation cost (in years)														$ 3.42
Restricted shares -Employees and Non-Employees [Roll Forward]
Non-vested at beginning of period (in shares)							0	2,425	0	1,750
Granted during the year (in shares)					578,306	399,694	163,000	0	237,000	0		16,700		226,000
Vested during the year (in shares)							0	2,425	0	1,750
Forfeited during the year (in shares)							0	0	0	0
Non-vested at end of period (in shares)							163,000	0	237,000	0
Weighted-average grant-date fair value [Abstract]
Non-vested at beginning of period (in dollars per share)							$ 0	$ 31.99	$ 0	$ 31.99
Granted during the year (in dollars per share)							$ 23.88	$ 0	$ 22.06	$ 0
Vested during the year (in dollars per share)							$ 0	$ 0	$ 0	$ 0
Forfeited during the year (in dollars per share)							$ 0	$ 0	$ 0	$ 0
Non-vested at end of period (in dollars per share)							$ 23.88	$ 0	$ 22.06	$ 0
Restricted shares vested and outstanding to employees and non-employees (in shares)											16,700

LONG-TERM DEBT (Details) (Credit Facility [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 500	$ 500
Maturity date	2013
Margin added to LIBOR, lower range (in hundredths)	0.70%
Margin added to LIBOR, upper range (in hundredths)	1.20%
Commitment fee percentage of the applicable margin on undrawn amounts (in hundredths)	30.00%
Commitment fees paid	0.8	0.9
Undrawn amount	270	425
Financial Covenant: Book equity required	150
Accrued interest and commitment fee	$ 0.2

INTEREST EXPENSE (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Amortization of deferred financing costs	$ 653,000	$ 653,000	$ 653,000
Credit Facility [Member]
Debt Instrument [Line Items]
Margin added to LIBOR, lower range (in hundredths)	0.70%
Margin added to LIBOR, upper range (in hundredths)	1.20%
Amortization of deferred financing costs	653,000	653,000	653,000
Deferred financing costs	$ 1,100,000	$ 1,800,000

ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ACCRUED LIABILITIES [Abstract]
Accrued Interest	$ 184	$ 83
Accrued Expenses	4,624	3,028
Accrued Drydock expenses Nordic Harrier	0	949
Accrued voyage expenses	7,834	0
Total as per December 31	$ 12,642	$ 4,060
Increase in number of vessels	3

EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
EARNINGS (LOSS) PER SHARE [Abstract]
Anti-dilutive shares outstanding (in shares)	400,000		16,700
Numerator [Abstract]
Net Income (Loss)	$ (72,298)		$ (809)		$ 1,012
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	47,159,402		46,551,564		40,449,522
Dilutive Effect of Stock Options (in shares)	0	[1]	0	[1]	0	[1]
Dilutive - Weighted Average Common Shares Outstanding (in shares)	47,159,402		46,551,564		40,449,522
Income (Loss) per Common Share [Abstract]
Basic (in dollars per share)	$ (1.53)		$ (0.02)		$ 0.03
Diluted (in dollars per share)	$ (1.53)		$ (0.02)		$ 0.03

[1]	In August 2009, the Company announced that it had cancelled all outstanding stock options. Following the cancellation described in Note 10, there are no more outstanding stock option under the Plan.

SHAREHOLDERS' EQUITY (Details) (USD $)	12 Months Ended								12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2011 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member]	Dec. 31, 2010 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member]	Dec. 31, 2006 Restricted Stock Awards [Member] Employees and Non-Employees [Member] Stock Incentive Plan 2004 [Member]	Dec. 31, 2010 Restricted Stock Awards [Member] Employees and Non-Employees [Member] Stock Incentive Plan 2004 [Member]	Dec. 31, 2011 Restricted Stock Awards [Member] Employees and Directors and Non-Employees [Member]	May 31, 2009 Common Stock [Member]	Jan. 31, 2009 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)	51,200,000											51,200,000	51,200,000	51,200,000
Increased authorized share capital (in shares)												38,800,000
Balance at end of period (in shares)	90,000,000	51,200,000										90,000,000	51,200,000	51,200,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)	46,898,782											46,898,782	42,204,904	34,373,271
Balance at beginning of period, outstanding (in shares)	46,898,782											46,898,782	42,204,904	34,373,271
Common Shares Issued in Follow-on Offering (in shares)										4,225,000	3,450,000	400,000	4,600,000	7,675,000
Compensation - Restricted Shares (in shares)					4,612	93,878				86,225	70,408	4,612	93,878	156,633
Balance at end of period, issued (in shares)	47,303,394	46,898,782										47,303,394	46,898,782	42,204,904
Balance at end of period, outstanding (in shares)	47,303,394	46,898,782										47,303,394	46,898,782	42,204,904
Common Stock [Roll forward]
Balance at beginning of period												$ 469,000	$ 422,000	$ 344,000
Common Shares Issued in Follow-on Offering	4,000	136,510,000	236,684,000							42,000	35,000	4,000	46,000	77,000
Compensation - Restricted Shares	67,000	2,838,000	5,366,000							1,000	0	0	1,000	1,000
Balance at end of period												473,000	469,000	422,000
Common Stock [Abstract]
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Restricted shares issued (in shares)					578,306	399,694	16,700		226,000
Restricted shares vested and outstanding to employees and non-employees (in shares)								16,700
Net proceeds from underwritten public offering of common shares	4,000	136,510,000	236,684,000
Issue price of common shares (in dollars per share)										$ 32	$ 32.5
Additional Paid in Capital [Abstract]
Share Premium Fund	0	0
Reduction of Share Premium		136,414,000	236,607,000
Contributed Surplus Account [Abstract]
Net loss	$ (72,298,000)	$ (809,000)	$ 1,012,000									$ 0	$ 0	$ 0
Shareholders' Rights Plan [Abstract]
Preferred stock purchase right				One preferred stock purchase right to purchase one one-thousandth of a share of our Series A Participating Preferred Stock for each outstanding share of our common stock, par value $0.01 per share
Stockholders rights, exercise price				$ 115
Percentage of common stock ownership (in hundredths)				15.00%

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
Legal fees of the Seller	$ 1.2

FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Working capital, cooperative arrangements (current assets)	$ 12,779	$ 0
Loan to First Olsen Ltd - refer to Note 5	0	26,809
Working capital, cooperative arrangements (non-current assets)	18,941	22,034
Credit Facility	(230,000)	(75,000)
Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	24,006	17,221
Marketable Securities	583	0
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Working capital, cooperative arrangements (current assets)	12,779	0
Loan to First Olsen Ltd - refer to Note 5	0	26,809
Working capital, cooperative arrangements (non-current assets)	18,941	22,034
Credit Facility	(230,000)	(75,000)
Carrying Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	24,006	17,221
Marketable Securities	$ 583	$ 0

MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
MARKETABLE SECURITIES [Abstract]
Cost	$ 795	$ 0
Accumulated net unrealized loss	(212)	0
Fair value	583	0
Net unrealized loss on marketable securities included in comprehensive income	$ (212)	$ 0	$ 0

EQUITY METHOD INVESTMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Investment in Joint Venture	$ 61,000	$ 0	$ 0
Acquisition cost	50,000
Net Income	11,000
Carrying value	61,000	0
Orion Tankers Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Share capital	100,000
Shares issued (in shares)	10,000,000
Share capital, par value (in dollars per share)	$ 0.01
Investment in Joint Venture	$ 500,000

SUBSEQUENT EVENTS (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Subsequent Event [Line Items]
Dividend declared (in dollars per share)	$ 0	$ 0	$ 2.35
Underwritten Public Offering [Member]
Subsequent Event [Line Items]
Subsequent event, amount	$ 75.9
Subsequent event, shares issued	5,500,000
Dividend Declared [Member]
Subsequent Event [Line Items]
Dividend declared (in dollars per share)	$ 0.3
Date dividend declared	2012-02
Date dividend paid	Mar 31, 2012